Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share Table [Abstract]
Schedule of basic and diluted earnings per share
	For the year ended December 31,
	2022	2021	2020
Basic number:
Allocated basic earnings and not distributed – Continued operation	1,220	1,610	1,189
Allocated basic earnings and not distributed – Discontinued operation	-	-	209
Net income allocated available to common shareholders	1,220	1,610	1,398
Basic denominator (millions of shares)
Weighted average of the number of shares	1,348	1,344	1,340

Basic earnings per million shares (R$) – Continued operation	0.905322	1.198020	0.887313
Basic earnings per million shares (R$) – Attributable to controlling shareholders	0.905322	1.198020	1.043284

	For the year ended December 31,
	2022	2021	2020
Diluted number:
Allocated basic earnings and not distributed – Continued operation	1,220	1,610	1,189
Allocated basic earnings and not distributed – Discontinued operation	-	-	209
Net income allocated available to common shareholders	1,220	1,610	1,398
Diluted denominator (millions of shares)
Weighted average of the number of shares	1,348	1,344	1,340
Stock option plan	6	11	-
Diluted weighted average of shares	1,353	1,355	1,340

Diluted earnings per million shares (R$) – Continued operation	0.901589	1.188520	0.887313
Diluted earnings per million shares (R$) – Attributable to controlling shareholders	0.901589	1.188520	1.043284